Income Taxes	9 Months Ended
Sep. 30, 2021
Income Tax Disclosure [Abstract]
Income Taxes	Income Taxes
The domestic and foreign components of income before provision for (benefit from) income taxes consisted of the following (in thousands):

	Year Ended December 31,
	2019	2020
Domestic	$(125,014)	$(5,274)
International	324	4,676
Loss before income taxes	$(124,690)	$(598)
The provision for (benefit from) income taxes consisted of the following (in thousands):

	Year Ended December 31,
	2019	2020
Current:
Federal and Foreign	$270	$1,113
State	34	90
Total current tax expense	304	1,203
Deferred:
Federal and Foreign	(691)	628
State	2	1
Total deferred tax expense	(689)	629
(Benefit from) provision for income taxes	$(385)	$1,832
The following table presents the reconciliation of the statutory federal income tax rate to our effective tax rate:

	Year Ended December 31,
	2019	2020
Tax at federal statutory rate	21.0%	21.0%
Foreign and state income taxes	1.9%	110.3%
Permanent differences	(11.5)%	(186.3)%
Change in valuation allowance	(9.3)%	(447.8)%
Research and development tax credit	—%	192.7%
Return to provision adjustments	(0.1)%	(18.5)%
Other, net	(1.8)%	22.6%
Effective tax rate	0.3%	(306.2)%
Deferred Tax Assets and Liabilities
Significant components of the Company’s deferred tax assets and liabilities are as follows (in thousands):

	Year Ended December 31,
	2019	2020
Deferred tax assets:
Net operating loss carryforward	$16,234	$12,156
Deferred revenue	9,639	16,007
Stock-based compensation	2,843	2,838
Operating lease liabilities	1,729	2,521
Research and development tax credit	—	1,151
Other	514	429
Gross deferred tax assets	30,959	35,102
Less: Valuation allowances	(19,169)	(21,862)
Total deferred tax assets	$11,790	$13,240
Deferred tax liabilities:
Deferred commissions	$(5,642)	$(7,398)
Property, equipment and intangible assets	(3,598)	(2,918)
Operating lease right of use assets, net	(1,853)	(2,440)
Other	(61)	(361)
Total deferred tax liabilities	(11,154)	(13,117)
Net deferred tax assets	$636	$123
At each reporting date, the Company has established a valuation allowance against its U.S. net deferred tax assets due to the uncertainty surrounding the realization of those assets. The Company periodically evaluates the recoverability of the deferred tax assets by assessing the available positive and negative evidence to estimate whether sufficient future taxable income will be generated to permit use of the existing deferred tax assets. When it is determined to be more-likely-than-not that the deferred tax assets are realizable, the valuation allowance is reduced. As of December 31, 2020, the Company’s German subsidiary entered into a three-year cumulative loss position, which is considered to be a significant piece of objective negative evidence. Based on this evaluation, the Company recorded a full valuation allowance equal to its German deferred tax assets. During the years ended December 31, 2019 and 2020 the valuation allowance increased by $11.9 million and $2.7 million, respectively. The increase in the valuation allowance during the year ended December 31, 2019 was primarily driven by losses generated in the United States and the increase in the valuation allowance during the year ended December 31, 2020 resulted from losses generated in the United States and Germany.
As of December 31, 2019 and 2020, the Company had indefinite-lived federal net operating loss carryforwards of $64.9 million and $41.3 million, respectively, which may be available to offset future taxable income for federal income tax purposes. As of December 31, 2019 and 2020, net operating loss carryforwards for state income tax purposes of $50.3 million and $33.8 million, respectively, that will begin to expire in 2022 if not utilized. As of December 31, 2020 the Company’s research and development tax credit carryforward was $1.2 million. This tax credit was established in 2020 and if not used will expire in 2037.
The Company computes its interim, year-to-date provision for income taxes by applying the estimated annual effective tax rate to year-to-date pretax income or loss and adjusts the provision for discrete tax items recorded in the period. Each quarter the Company updates its estimated annual effective tax rate and makes a cumulative adjustment if the estimated annual tax rate has changed. For the nine months ended September 30, 2020 and 2021, the Company reported tax expense of $0.3 million and $1.8 million, respectively. The tax expense for both interim periods was primarily attributable to taxes generated on operating income earning in foreign jurisdictions along with U.S. state tax expense. As of September 30, 2021, the Company has a full valuation allowance on its U.S. federal and state and certain foreign deferred tax assets.
Unrecognized Tax Benefits and Other Considerations
The Company records liabilities related to its uncertain tax positions. The Company recognizes the tax benefit of an uncertain tax position only if it is more likely than not that the position is sustainable upon examination by the taxing authority, based on the technical merits. The tax benefit recognized is measured as the largest amount of benefit which is greater than 50 percent likely to be realized upon settlement with the taxing authority. The Company did not have any unrecognized tax benefits as of December 31, 2019 and 2020.
Tax positions for the Company and its subsidiaries are subject to income tax audits by multiple tax jurisdictions throughout the world. Tax years 2018 and forward generally remain open for examination for federal and state tax purposes. Tax years 2016 and forward generally remain open for examination for foreign tax purposes. To the extent utilized in future years’ tax returns, net operating loss carryforwards at December 31, 2019 and 2020 will remain subject to examination until the respective tax year is closed.